Cash and cash equivalents (Details) - Schedule of cash and cash equivalents - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents [Abstract]
Cash in bank accounts	SFr 984,191	SFr 11,258,870
Cash on hand
Total cash and cash equivalents	SFr 984,191	SFr 11,258,870